Financial Instruments - Cash Flows From Financing Activities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 1,040,584	¥ 1,203,701
Net increase (decrease) in short-term loans	367,319	(403,931)	¥ 406,971
Proceeds from long-term loans	1,215,526	337,154
Repayments of long-term loans		(80,000)
Proceeds from bonds	1,580,400	56,299
Repayments of bonds		(60,000)
Repayments of obligations under finance lease	(1,741)	(2,658)
Interest paid	(34,914)	(8,365)	(6,971)
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	1,613,156
Non-cash items
Foreign exchange movement	(6,335)	11,978
Change in fair value	(4,394)	(2,226)
New and amended finance leases	118,037	375
Others	9,832	2,251
Ending balance	5,927,741	1,040,584	1,203,701
Bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	172,889	179,836
Proceeds from bonds	1,580,400	55,951
Repayments of bonds		(60,000)
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	1,461,627
Non-cash items
Foreign exchange movement	(23,562)	3,019
Change in fair value		0
Others	5,011	121
Ending balance	3,196,365	172,889	179,836
Long-term Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	812,755	560,000
Proceeds from long-term loans	1,215,526	337,955
Repayments of long-term loans		(80,000)
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	4,170
Non-cash items
Foreign exchange movement	21,955	5,244
Change in fair value		0
Others	178	44
Ending balance	2,054,584	812,755	560,000
Short-term Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	18	405,054
Net increase (decrease) in short-term loans	367,319	(403,931)
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	138,674
Non-cash items
Foreign exchange movement	(6,009)	1,105
Change in fair value		0
Ending balance	500,002	18	405,054
Finance Lease Obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	53,149	58,811
Repayments of obligations under finance lease	(1,741)	(2,658)
Interest paid	(4,643)	(2,855)
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	8,685
Non-cash items
Foreign exchange movement	1,281	2,610
Change in fair value		0
New and amended finance leases	118,037	375
Others	4,643	2,086
Ending balance	179,411	53,149	58,811
Derivative Assets Used for Hedge of Debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(180)	0
Proceeds from bonds		348
Non-cash items
Foreign exchange movement		0
Change in fair value	(3,149)	528
Ending balance	(3,329)	(180)	0
Derivative Liabilities Used for Hedge of Debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,953	0
Proceeds from long-term loans		(801)
Non-cash items
Foreign exchange movement		0
Change in fair value	(1,245)	(2,754)
Ending balance	¥ 708	¥ 1,953	¥ 0